INVENTORIES - Balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Work in process	R$ 96,140	R$ 81,465
Spare parts and other	678,983	508,444
Inventories	4,637,485	4,009,335
Pulp | Domestic (Brazil)
INVENTORIES
Finished goods	748,588	553,229
Pulp | Foreign
INVENTORIES
Finished goods	1,037,760	1,102,994
Paper | Domestic (Brazil)
INVENTORIES
Finished goods	315,068	225,058
Paper | Foreign
INVENTORIES
Finished goods	95,383	87,638
Wood
INVENTORIES
Raw materials	1,094,058	1,012,113
Operating supplies and packaging
INVENTORIES
Raw materials	R$ 571,505	R$ 438,394